Schedule of Investments (unaudited)	iShares® MSCI USA Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Lockheed Martin Corp.	110,740	$36,801,117
Northrop Grumman Corp.	67,963	24,277,743
		61,078,860
Air Freight & Logistics — 1.4%
CH Robinson Worldwide Inc.	1,929,397	187,132,215
Expeditors International of Washington Inc.	1,216,923	149,997,929
United Parcel Service Inc., Class B	307,773	65,700,302
		402,830,446
Beverages — 1.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	82,700	40,728,096
PepsiCo Inc.	2,527,411	408,429,618
		449,157,714
Biotechnology — 6.0%
Amgen Inc.	399,046	82,590,551
BioMarin Pharmaceutical Inc.(a)	755,114	59,827,682
Gilead Sciences Inc.	5,719,335	371,070,455
Horizon Therapeutics PLC(a)	1,256,956	150,721,594
Incyte Corp.(a)	1,279,696	85,714,038
Moderna Inc.(a)	608,384	210,020,241
Regeneron Pharmaceuticals Inc.(a)	663,408	424,541,315
Seagen Inc.(a)	290,975	51,307,622
Vertex Pharmaceuticals Inc.(a)	1,726,810	319,338,973
		1,755,132,471
Building Products — 0.1%
Carrier Global Corp.	625,312	32,660,046

Capital Markets — 2.0%
Cboe Global Markets Inc.	751,246	99,119,397
CME Group Inc.	877,750	193,587,763
Intercontinental Exchange Inc.	1,496,766	207,242,221
MarketAxess Holdings Inc.	44,502	18,186,632
Tradeweb Markets Inc., Class A	850,411	75,771,620
		593,907,633
Chemicals — 0.4%
Air Products & Chemicals Inc.	305,490	91,588,957
Linde PLC	69,872	22,303,142
		113,892,099
Commercial Services & Supplies — 4.5%
Republic Services Inc.	3,218,580	433,220,868
Rollins Inc.	1,001,410	35,279,674
Waste Connections Inc.	2,912,139	396,080,025
Waste Management Inc.	2,866,638	459,321,407
		1,323,901,974
Communications Equipment — 2.1%
Arista Networks Inc.(a)	109,353	44,800,830
Cisco Systems Inc.	3,948,005	220,969,840
Juniper Networks Inc.	1,045,984	30,877,448
Motorola Solutions Inc.	1,312,732	326,332,048
		622,980,166
Containers & Packaging — 0.1%
Amcor PLC	1,375,417	16,601,283
Ball Corp.	279,261	25,546,796
		42,148,079
Diversified Financial Services — 0.7%
Berkshire Hathaway Inc., Class B(a)(b)	672,882	193,123,863
Security	Shares	Value

Diversified Telecommunication Services — 1.7%
AT&T Inc.	7,037,748	$177,773,515
Verizon Communications Inc.	6,193,562	328,196,850
		505,970,365
Electric Utilities — 4.9%
Alliant Energy Corp.	516,525	29,219,819
American Electric Power Co. Inc.	1,312,322	111,166,797
Duke Energy Corp.	2,735,730	279,071,817
Evergy Inc.	296,479	18,900,536
Eversource Energy	779,350	66,166,815
NextEra Energy Inc.	4,929,356	420,621,948
Southern Co. (The)	4,246,864	264,664,564
Xcel Energy Inc.	3,870,283	249,981,579
		1,439,793,875
Electrical Equipment — 0.7%
Generac Holdings Inc.(a)(b)	391,987	195,429,039
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	2,756,766	211,636,926
Keysight Technologies Inc.(a)	1,608,276	289,521,846
TE Connectivity Ltd.	209,377	30,569,042
Zebra Technologies Corp., Class A(a)	136,616	72,946,113
		604,673,927
Entertainment — 3.3%
Activision Blizzard Inc.	3,284,785	256,837,339
Electronic Arts Inc.	1,741,383	244,228,966
Netflix Inc.(a)(b)	67,006	46,254,912
Take-Two Interactive Software Inc.(a)	1,112,648	201,389,288
Walt Disney Co. (The)(a)	1,307,922	221,130,372
		969,840,877
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	310,980	87,687,031
Crown Castle International Corp.	951,523	171,559,597
Equinix Inc.	26,368	22,071,862
Extra Space Storage Inc.	742,452	146,537,751
Public Storage	1,008,911	335,140,056
SBA Communications Corp.	119,007	41,096,687
		804,092,984
Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	54,308	26,694,554
Kroger Co. (The)	10,428,470	417,347,370
Walmart Inc.	1,868,214	279,148,536
		723,190,460
Food Products — 3.5%
Campbell Soup Co.	1,009,092	40,313,225
General Mills Inc.	849,394	52,492,549
Hershey Co. (The)	1,976,018	346,494,756
Hormel Foods Corp.	4,281,833	181,207,173
JM Smucker Co. (The)	554,642	68,143,316
Kellogg Co.	1,815,775	111,307,008
McCormick & Co. Inc./MD, NVS	878,689	70,497,219
Mondelez International Inc., Class A	2,244,684	136,342,106
		1,006,797,352
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories.	716,025	92,288,462
Baxter International Inc.	1,818,067	143,554,570
Becton Dickinson and Co.	304,384	72,927,363
Cooper Companies Inc. (The)	218,127	90,941,509
Danaher Corp.	1,194,316	372,351,899

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Masimo Corp.(a)	309,269	$87,690,132
Medtronic PLC	2,332,208	279,538,451
		1,139,292,386
Health Care Providers & Services — 1.6%
Anthem Inc.	365,675	159,116,163
Humana Inc.	64,448	29,849,736
Quest Diagnostics Inc.	138,839	20,378,788
UnitedHealth Group Inc.	530,158	244,121,854
		453,466,541
Health Care Technology — 0.2%
Cerner Corp.	187,953	13,963,028
Teladoc Health Inc.(a)(b)	131,427	19,660,165
Veeva Systems Inc., Class A(a)(b)	78,554	24,902,404
		58,525,597
Hotels, Restaurants & Leisure — 2.1%
Domino's Pizza Inc.	143,153	69,997,523
McDonald's Corp.	1,364,017	334,934,374
Starbucks Corp.	1,815,273	192,546,007
		597,477,904
Household Durables — 0.3%
Garmin Ltd.	640,669	92,000,068

Household Products — 2.4%
Church & Dwight Co. Inc.	1,160,998	101,424,785
Clorox Co. (The)	663,396	108,140,182
Colgate-Palmolive Co.	1,186,069	90,366,597
Kimberly-Clark Corp.	586,330	75,923,872
Procter & Gamble Co. (The)	2,337,503	334,239,554
		710,094,990
Industrial Conglomerates — 0.4%
Honeywell International Inc.	487,314	106,536,587

Insurance — 4.6%
Allstate Corp. (The)	878,878	108,690,842
Aon PLC, Class A	866,129	277,091,990
Arthur J Gallagher & Co.	1,455,448	244,034,966
Brown & Brown Inc.	2,533,763	159,905,783
Erie Indemnity Co., Class A, NVS	104,629	21,533,694
Marsh & McLennan Companies Inc.	1,633,755	272,510,334
Progressive Corp. (The)	1,311,935	124,476,393
Travelers Companies Inc. (The)	360,052	57,925,166
Willis Towers Watson PLC	304,075	73,671,291
		1,339,840,459
Interactive Media & Services — 1.7%
Alphabet Inc., Class C, NVS(a)	138,863	411,785,729
IAC/InterActiveCorp.(a)(b)	348,799	53,146,504
Meta Platforms Inc, Class A(a)	73,580	23,808,280
		488,740,513
Internet & Direct Marketing Retail — 0.5%
Amazon.com Inc.(a)	30,692	103,506,621
eBay Inc.	379,548	29,118,923
		132,625,544
IT Services — 10.9%
Accenture PLC, Class A	1,413,443	507,129,214
Akamai Technologies Inc.(a)(b)	1,448,274	152,734,976
Automatic Data Processing Inc.	858,635	192,754,971
Broadridge Financial Solutions Inc.	649,933	115,954,547
Cloudflare Inc., Class A(a)(b)	841,689	163,893,682
Cognizant Technology Solutions Corp., Class A	1,593,516	124,437,664

Security	Shares	Value
IT Services (continued)
EPAM Systems Inc.(a)	266,257	$179,254,863
Fidelity National Information Services Inc.	1,017,240	112,649,158
Fiserv Inc.(a)(b)	1,843,886	181,604,332
International Business Machines Corp.	622,557	77,881,881
Jack Henry & Associates Inc.	1,097,013	182,630,724
Mastercard Inc., Class A	611,675	205,229,196
Paychex Inc.	3,182,476	392,335,641
VeriSign Inc.(a)	436,018	97,088,128
Visa Inc., Class A.	1,758,218	372,337,826
Western Union Co. (The)	5,924,264	107,940,090
		3,165,856,893
Leisure Products — 0.3%
Peloton Interactive Inc., Class A(a)	873,365	79,860,496
Life Sciences Tools & Services — 0.8%
10X Genomics Inc., Class A(a)(b)	411,636	66,384,538
Bio-Rad Laboratories Inc., Class A(a)	150,667	119,732,051
West Pharmaceutical Services Inc.	121,051	52,037,404
		238,153,993
Machinery — 0.3%
Deere & Co.	227,176	77,764,617
Otis Worldwide Corp.	215,353	17,294,999
		95,059,616
Media — 2.0%
Charter Communications Inc., Class A(a)(b)	154,664	104,381,187
Comcast Corp., Class A	2,990,577	153,805,375
Fox Corp., Class B	500,942	18,514,816
Liberty Broadband Corp., Class C, NVS(a)(b)	835,028	135,650,298
News Corp., Class A, NVS	4,859,983	111,293,611
Omnicom Group Inc.	663,998	45,204,984
		568,850,271
Metals & Mining — 1.0%
Newmont Corp.	5,481,865	296,020,710
Multi-Utilities — 1.9%
CMS Energy Corp.	917,768	55,387,299
Consolidated Edison Inc.	3,087,996	232,834,899
Dominion Energy Inc.	1,290,441	97,983,185
WEC Energy Group Inc.	1,805,754	162,626,205
		548,831,588

Multiline Retail — 2.1%
Dollar General Corp.	842,013	186,522,720
Dollar Tree Inc.(a)(b)	745,363	80,320,317
Target Corp.	1,334,947	346,578,940
		613,421,977
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy Inc.(a)	652,102	67,427,347

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	1,356,354	79,211,074
Eli Lilly & Co.	1,974,445	503,009,608
Johnson & Johnson	2,380,759	387,778,026
Merck & Co. Inc.	4,655,399	409,907,882
Pfizer Inc.	5,867,301	256,635,746
Zoetis Inc.	632,527	136,752,337
		1,773,294,673
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	911,879	79,205,810

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Verisk Analytics Inc.	488,185	$102,650,660
		181,856,470
Road & Rail — 1.2%
AMERCO	141,483	104,271,556
Old Dominion Freight Line Inc.	705,501	240,822,766
		345,094,322
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials Inc.	109,245	14,928,329
Broadcom Inc.	169,188	89,952,184
Intel Corp.	531,412	26,039,188
Texas Instruments Inc.	1,323,954	248,214,896
		379,134,597
Software — 8.7%
Adobe Inc.(a)	687,398	447,056,163
Black Knight Inc.(a)	1,912,806	134,106,829
Citrix Systems Inc.	1,773,226	167,977,699
Fortinet Inc.(a)	131,759	44,315,822
Intuit Inc.	161,625	101,175,634
Microsoft Corp.	1,654,527	548,674,244
NortonLifeLock Inc.	1,935,746	49,264,736
Oracle Corp.	3,992,008	382,993,247
Palo Alto Networks Inc.(a)(b)	166,392	84,708,503
Tyler Technologies Inc.(a)	585,045	317,808,145
Zoom Video Communications Inc., Class A(a)	434,787	119,414,249
Zscaler Inc.(a)	419,942	133,902,706
		2,531,397,977
Specialty Retail — 2.0%
AutoZone Inc.(a)	102,512	182,967,518
Home Depot Inc. (The)	776,226	288,554,253
O'Reilly Automotive Inc.(a)	182,966	113,863,401
		585,385,172
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.	501,229	75,084,104
Dell Technologies Inc., Class C(a)	250,697	27,574,163
		102,658,267
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.5%
Nike Inc., Class B	809,582	$135,434,973

Tobacco — 0.2%
Altria Group Inc.	357,575	15,772,633
Philip Morris International Inc.	405,665	38,351,569
		54,124,202
Water Utilities — 0.1%
American Water Works Co. Inc.	121,979	21,246,302

Wireless Telecommunication Services — 1.1%
T-Mobile U.S. Inc.(a)	2,893,424	332,830,563

Total Common Stocks — 99.9%
(Cost: $23,324,032,248)		29,075,143,228

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	322,330,637	322,491,803
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	67,240,000	67,240,000
		389,731,803
Total Short-Term Investments — 1.3%
(Cost: $389,624,733)		389,731,803

Total Investments in Securities — 101.2%
(Cost: $23,713,656,981)		29,464,875,031

Other Assets, Less Liabilities — (1.2)%		(344,461,798)

Net Assets — 100.0%		$29,120,413,233

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital GainDistributionsfrom UnderlyingFunds
BlackRock Cash Funds: Institutional,
SL Agency Shares	$432,992,054	$—		$(110,500,251	)(a)	$—	$—	$322,491,803	322,330,637	$85,758	(b)	$—
BlackRock Cash Funds: Treasury, SL
Agency Shares	50,790,000	16,450,000	(a)	—		—	—	67,240,000	67,240,000	749		—
						$—	$—	$389,731,803		$86,507		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Min Vol Factor ETF
October 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	43	12/17/21	$1,828	$65,483
S&P 500 E-Mini Index	160	12/17/21	36,776	1,434,252
				$1,499,735

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$29,075,143,228	$—	$—	$29,075,143,228
Money Market Funds	389,731,803	—	—	389,731,803
	$29,464,875,031	$—	$—	$29,464,875,031
Derivative financial instruments(a)
Assets
Futures Contracts	$1,499,735	$—	$—	$1,499,735

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS             Non-Voting Shares

4